SEGMENT REPORTING - Summary of Company's revenue and loss from operations by segment - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Voyage revenue	$ 141,526	$ 88,122	$ 393,477	$ 271,086
Voyage expenses	(59,968)	(48,539)	(167,441)	(140,043)
Vessel expenses	(41,799)	(26,982)	(108,976)	(83,124)
Depreciation and amortization	(28,763)	(22,273)	(79,962)	(66,385)
Loss on sale of vessels	(18,344)		(18,344)
General, administrative and management fees	(7,566)	(3,745)	(21,174)	(12,021)
Income (Loss) from operations	(14,914)	(13,417)	(2,420)	(30,487)
Crude Tankers
Segment Reporting Information [Line Items]
Voyage revenue	46,222	29,547	133,105	90,196
Voyage expenses	(22,919)	(14,845)	(64,383)	(49,272)
Vessel expenses	(10,554)	(7,615)	(27,729)	(23,746)
Depreciation and amortization	(9,898)	(7,937)	(27,806)	(23,812)
General, administrative and management fees	(1,781)	(999)	(4,982)	(3,197)
Income (Loss) from operations	1,070	(1,849)	8,205	(9,831)
Product Carriers
Segment Reporting Information [Line Items]
Voyage revenue	95,304	58,575	260,372	180,890
Voyage expenses	(37,049)	(33,694)	(103,058)	(90,771)
Vessel expenses	(31,245)	(19,367)	(81,247)	(59,378)
Depreciation and amortization	(18,865)	(14,336)	(52,156)	(42,573)
Loss on sale of vessels	(18,344)		(18,344)
General, administrative and management fees	(5,785)	(2,746)	(16,192)	(8,824)
Income (Loss) from operations	$ (15,984)	$ (11,568)	$ (10,625)	$ (20,656)